Closed Block (Revenues and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums	$ 1,850	$ 1,918	$ 1,987
Net investment income	1,982	2,093	2,130
Net investment gains (losses)	(23)	7	25
Net derivative gains (losses)	27	20	(6)
Total revenues	3,836	4,038	4,136
Expenses
Policyholder benefits and claims	2,564	2,598	2,702
Policyholder dividends	1,015	988	979
Other expenses	143	155	165
Total expenses	3,722	3,741	3,846
Revenues, net of expenses before provision for income tax expense (benefit)	114	297	290
Provision for income tax expense (benefit)	41	104	101
Revenues, net of expenses and provision for income tax expense (benefit)	$ 73	$ 193	$ 189